Note 13 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
(Dollars in thousands)	2016	2015	2014
Current:
Federal	$939	(87)	262
State	55	(24)	74
Total current	994	(111)	336
Deferred:
Federal	2,322	1,393	3,753
State	806	329	813
Total deferred	3,128	1,722	4,566
Income tax expense	$4,122	1,611	4,902

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
(Dollars in thousands)	2016	2015	2014
Expected federal income tax expense	$3,560	1,553	4,176
Items affecting federal income tax:
State income taxes, net of federal income tax deduction	622	259	698
Tax exempt interest	(16)	(44)	(45)
Other, net	(44)	(157)	73
Income tax expense	$4,122	1,611	4,902

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Dollars in thousands)	2016	2015
Deferred tax assets:
Allowances for loan and real estate losses	$4,186	4,169
Deferred compensation costs	262	235
Deferred ESOP loan asset	704	710
Nonaccruing loan interest	313	361
Federal net operating loss carryforward	0	1,805
State net operating loss carryforward	1,366	2,255
Alternative minimum tax credit carryforward	118	500
Capitalized other real estate owned expenses	56	530
Net unrealized loss on securities available for sale	542	142
Other	91	155
Total gross deferred tax assets	7,638	10,862

Deferred tax liabilities:
Deferred loan fees	100	247
Premises and equipment basis difference	126	139
Originated mortgage servicing rights	636	594
Federal tax liability on state net operating loss carryforwards	676	779
Core deposit intangible	74	105
Other	79	325
Total gross deferred tax liabilities	1,691	2,189
Net deferred tax assets	$5,947	8,673